Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended
	Apr. 05, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2025	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000226472
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	$ 10,000	$ 10,021	$ 10,033	$ 10,012		$ 9,910	$ 9,894	$ 9,881	$ 9,969	$ 10,094	$ 10,176	$ 10,302	$ 10,524	$ 10,643	$ 10,780	$ 11,016	$ 11,120	$ 11,268	$ 11,411	$ 11,567	$ 11,701
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,162	10,167	10,168		9,565	9,116	8,683	8,846	9,108	9,031	8,739	9,335	9,262	9,268	9,750	9,451	9,714	9,831	10,031	10,141
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Accumulated Value	$ 10,000	$ 10,002	$ 10,005	$ 9,996		$ 9,931	$ 9,912	$ 9,909	$ 9,984	$ 10,117	$ 10,162	$ 10,294	$ 10,499	$ 10,589	$ 10,708	$ 10,925	$ 11,027	$ 11,146	$ 11,254	$ 11,386	$ 11,502